Subsequent Events	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events

(a)
On July 1, 2019, the Company entered into a supplemental agreement to the Leader Alpha Bank Loan Facility. Pursuant to its terms: (i) the Corporate Leverage (as defined therein) shall not exceed 85% until the maturity date, (ii) the ratio of EBITDA to interest payments (as defined therein) shall be not less than 1:1 until the maturity, (iii) the amount of the four scheduled quarterly amortization payments falling due within 2019 was reduced from $250 to $100, and (iv) an amount of $503 that was due to be repaid in the first quarter of 2019 was deferred to the final balloon installment due in the first quarter of 2020.

(b)
On July 1, 2019, the Company entered into a supplemental agreement to the Squire Alpha Bank Loan Facility. Pursuant to its terms: (i) the Corporate Leverage Ratio (as defined therein) shall not exceed 85% until March 31, 2020 and 75% starting April 1, 2020 and for the period thereafter, (ii) the ratio of EBITDA to interest payments (as defined therein) shall be not less than 1:1 until March 31, 2020 and not less than 2:1 starting April 1, 2020 and for the period thereafter, (iii) the amount of the four scheduled quarterly amortization payments falling due within 2020 was increased from $844 to $918 and (iv) the security cover percentage requirement (as defined the therein) is required to be equal to 100% until March 31, 2020, 111% from April 1, 2020 until March 31, 2021 and 125% from April 1, 2021 the period thereafter.

(c)
On July 3, 2019, the Company entered into a supplemental agreement to the Amended and Restated UniCredit Bank Loan Facility. Pursuant to its terms: (i) $2,208 of installments originally falling due within 2019 were deferred to the balloon installment in 2020, (ii) the margin increased by 1% for the deferral period, (iii) the Leverage Ratio (as defined therein) shall not exceed 85% until March 31, 2020 and 75% starting April 1, 2020 and for the period thereafter, (iv) the ratio of EBITDA to interest payments (as defined therein) shall be not less than 1:1 until March 31, 2020 and not less than 2:1 starting April 1, 2020 and for the period thereafter, and (v) the requirement for each borrower to hold minimum liquidity of $500 cash was cancelled.

(d)
On July 15, 2019, the Company received a written notification from the NASDAQ Stock Market, indicating that because the closing bid price of the Company's common stock for 30 consecutive business days, from May 31, 2019 to July 12, 2019, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the applicable grace period to regain compliance was 180 days, or until January 13, 2020. The Company can cure this deficiency if the closing bid price of its common stock is $1.00 per share or higher for at least ten consecutive business days during the grace period. During this time, the Company's common stock will continue to be listed and trade on the Nasdaq Capital Market.